AXA PREMIER VIP TRUST

SUPPLEMENT DATED MAY 1, 2012 TO THE PROSPECTUS DATED MAY 1, 2012

This Supplement updates certain information contained in the Prospectus dated May 1, 2012 of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a sub-adviser change for the Multimanager Mid Cap Value Portfolio (the “Portfolio”).

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Effective immediately, Tradewinds Global Investors, LLC (“Tradewinds”) no longer serves as a sub-adviser to an allocated portion of the Portfolio. BlackRock Investment Management, LLC, Diamond Hill Capital Management, Inc. and Knightsbridge Asset Management, LLC remain as sub-advisers to the Portfolio.

AXA PREMIER VIP TRUST

SUPPLEMENT DATED MAY 1, 2012 TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2012 of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a sub-adviser change for the Multimanager Mid Cap Value Portfolio (the “Portfolio”).

*****

Effective immediately, Tradewinds Global Investors, LLC (“Tradewinds”) no longer serves as a sub-adviser to an allocated portion of the Portfolio. BlackRock Investment Management, LLC, Diamond Hill Capital Management, Inc. and Knightsbridge Asset Management, LLC remain as sub-advisers to the Portfolio.